Commitments and Contingencies (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 10, 2020	Apr. 24, 2020	Mar. 12, 2020
California 19 Inc. and California 20 Inc. [Member] | Loan Agreement with Alpha Bank [Member]
Commitments and Contingencies [Abstract]
Face amount						$ 37,660
California 19 Inc. and California 20 Inc. [Member] | M/T Eco Yosemite Park [Member] | Loan Agreement with Alpha Bank [Member]
Commitments and Contingencies [Abstract]
Face amount						18,830
California 19 Inc. and California 20 Inc. [Member] | M/T Eco Joshua Park [Member] | Loan Agreement with Alpha Bank [Member]
Commitments and Contingencies [Abstract]
Face amount						$ 18,830
California 19 Inc. [Member]
Commitments and Contingencies [Abstract]
Ownership percentage	50.00%	50.00%	50.00%	50.00%	50.00%
California 20 Inc. [Member]
Commitments and Contingencies [Abstract]
Ownership percentage	50.00%	50.00%	50.00%	50.00%	50.00%